Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Other financial assets	€ 8,770	€ 8,887
Foreign Currency
Financial Risk Factors and Risk Management
Nominal amount	0	0
Carrying amount
Other financial assets	0	0
Other financial liabilities	0	0
Change in value recognised in OCI	0	15
Hedge ineffectiveness recognised in finance income, net	0	(106)
Cost of hedging recognized in OCI	0	0
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	0	0
Amount reclassified from cost of hedging in OCI to finance income, net	0	0
Forecasted License Payments | Foreign Currency
Financial Risk Factors and Risk Management
Nominal amount	3,735	2,390
Carrying amount
Other financial assets	12	33
Other financial liabilities	(32)	(20)
Change in value recognised in OCI	(19)	19
Hedge ineffectiveness recognised in finance income, net	0	0
Cost of hedging recognized in OCI	(3)	(7)
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	(78)	62
Amount reclassified from cost of hedging in OCI to finance income, net	€ (17)	€ (9)